Income taxes - Schedule of Statutory Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Statutory tax rate (as a percent)	39.00%	41.40%	22.90%
Puerto Rico
Income Taxes [Line Items]
Statutory tax rate (as a percent)	18.50%	18.50%	18.50%
Curaçao
Income Taxes [Line Items]
Statutory tax rate (as a percent)	22.00%	22.00%	22.00%
USVI
Income Taxes [Line Items]
Statutory tax rate (as a percent)	21.00%	22.50%	22.50%
Aruba, Ecuador, Panama, and Uruguay
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Chile
Income Taxes [Line Items]
Statutory tax rate (as a percent)	27.00%	27.00%	27.00%
Martinique, French Guyana and Guadeloupe
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	22.50%	28.00%
Peru
Income Taxes [Line Items]
Statutory tax rate (as a percent)	29.50%	29.50%	29.50%
Costa Rica, Mexico and Trinidad and Tobago
Income Taxes [Line Items]
Statutory tax rate (as a percent)	30.00%	30.00%	30.00%
Colombia
Income Taxes [Line Items]
Statutory tax rate (as a percent)	35.00%	31.00%	32.00%
Brazil and Venezuela
Income Taxes [Line Items]
Statutory tax rate (as a percent)	34.00%	34.00%	34.00%
Argentina
Income Taxes [Line Items]
Statutory tax rate (as a percent)	35.00%	35.00%	30.00%
Netherlands
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.80%	25.00%	25.00%